NATIONWIDE VARIABLE INSURANCE TRUST

American Century NVIT Growth Fund	NVIT Multi-Manager International Growth Fund
American Century NVIT Multi Cap Value Fund	NVIT Multi-Manager International Value Fund
Federated NVIT High Income Bond Fund	NVIT Multi-Manager Large Cap Growth Fund
Invesco NVIT Comstock Value Fund	NVIT Multi-Manager Large Cap Value Fund
Neuberger Berman NVIT Multi Cap Opportunities Fund	NVIT Multi-Manager Mid Cap Growth Fund
Neuberger Berman NVIT Socially Responsible Fund	NVIT Multi-Manager Mid Cap Value Fund
NVIT Bond Index Fund	NVIT Multi-Manager Small Cap Growth Fund
NVIT Core Bond Fund	NVIT Multi-Manager Small Cap Value Fund
NVIT Core Plus Bond Fund	NVIT Multi-Manager Small Company Fund
NVIT Developing Markets Fund	NVIT Multi Sector Bond Fund
NVIT Emerging Markets Fund	NVIT Nationwide Fund
NVIT Government Bond Fund	NVIT Real Estate Fund
NVIT International Equity Fund	NVIT S&P 500 Index Fund
NVIT International Index Fund	NVIT Short Term Bond Fund
NVIT Large Cap Growth Fund	NVIT Small Cap Index Fund
NVIT Mid Cap Index Fund	Templeton NVIT International Value Fund
NVIT Money Market Fund

Supplement dated September 15, 2015
to the Statement of Additional Information dated April 30, 2015

Capitalized terms and certain other terms used in the supplement, unless otherwise defined in this supplement, have the meanings assigned to them in the Statement of Additional Information (“SAI”).

Effective immediately, the following information relating to Massachusetts Financial Services Company in “Appendix C –Portfolio Managers” is deleted and replaced with the following:

INVESTMENTS IN EACH FUND

Name of Portfolio Manager	Fund Name	Dollar Range of Investments in Each Fund (as of June 30, 2015)
Massachusetts Financial Services Company
James C. Fallon	NVIT Multi-Manager Large Cap Growth Fund	None
	NVIT Multi-Manager Large Cap Value Fund	None
Matthew W. Krummell	NVIT Multi-Manager Large Cap Growth Fund	None
	NVIT Multi-Manager Large Cap Value Fund	None
Jonathan W. Sage	NVIT Multi-Manager Large Cap Growth Fund	None
	NVIT Multi-Manager Large Cap Value Fund	None
John E. Stocks	NVIT Multi-Manager Large Cap Growth Fund	None
	NVIT Multi-Manager Large Cap Value Fund	None

DESCRIPTION OF COMPENSATION STRUCTURE

Massachusetts Financial Services Company (“MFS”)
Portfolio manager compensation is reviewed annually. As of December 31, 2014, portfolio manager total cash compensation is a combination of base salary and performance bonus:

Base Salary – Base salary represents a smaller percentage of portfolio manager total cash compensation than performance bonus.

Performance Bonus – Generally, the performance bonus represents more than a majority of portfolio manager total cash compensation.

The performance bonus is based on a combination of quantitative and qualitative factors, generally with more weight given to the former and less weight given to the latter.

The quantitative portion is based on the pre-tax performance of assets managed by the portfolio manager over one- , three- , and five-year periods relative to peer group universes and/or indices (“benchmarks”). As of December 31, 2014, the following benchmarks were used to measure the following portfolio managers’ performance for the following Funds:

Fund	Portfolio Manager	Benchmark(s)
NVIT Multi-Manager Large Cap Growth Fund	Matthew W. Krummell	Russell 1000 Growth Index
NVIT Multi-Manager Large Cap Value Fund	Jonathan W. Sage	Russell 1000 Value Index

As of September 15, 2015, MFS expects the following benchmarks will be used to measure the following portfolio managers' performance for the following Funds:

Fund	Portfolio Manager	Benchmark(s)
NVIT Multi-Manager Large Cap Growth Fund	Matthew W. Krummell	Russell 1000 Growth Index
	James C. Fallon	Russell 1000 Growth Index
	Jonathan W. Sage	Russell 1000 Growth Index
	John E. Stocks	Russell 1000 Growth Index
NVIT Multi-Manager Large Cap Value Fund	Jonathan W. Sage	Russell 1000 Value Index
	James C. Fallon	Russell 1000 Value Index
	Matthew W. Krummell	Russell 1000 Value Index
	John E. Stocks	Russell 1000 Value Index

Additional or different benchmarks, including versions of indices, custom indices, and linked indices that combine performance of different indices for different portions of the time period, may also be used. Primary weight is given to portfolio performance over a three-year time period with lesser consideration given to portfolio performance over one- and five-year periods (adjusted as appropriate if the portfolio manager has served for less than five years).

The qualitative portion is based on the results of an annual internal peer review process (conducted by other portfolio managers, analysts, and traders) and management’s assessment of overall portfolio manager contributions to investor relations and the investment process (distinct from fund and other account performance). This performance bonus may be in the form of cash and/or a deferred cash award, at the discretion of management. A deferred cash award is issued for a cash value and becomes payable over a three-year vesting period if the portfolio manager remains in the continuous employ of MFS or its affiliates. During the vesting period, the value of the unfunded deferred cash award will fluctuate as though the portfolio manager had invested the cash value of the award in an MFS Fund(s) selected by the portfolio manager. A selected fund may be, but is not required to be, a fund that is managed by the portfolio manager.

Portfolio managers also typically benefit from the opportunity to participate in the MFS Equity Plan. Equity interests and/or options to acquire equity interests in MFS or its parent company are awarded by management, on a discretionary basis, taking into account tenure at MFS, contribution to the investment process, and other factors.

Finally, portfolio managers also participate in benefit plans (including a defined contribution plan and health and other insurance plans) and programs available generally to other employees of MFS. The percentage such benefits represent of any portfolio manager’s compensation depends upon the length of the individual’s tenure at MFS and salary level, as well as other factors.

OTHER MANAGED ACCOUNTS

The following chart summarizes information regarding accounts for which each portfolio manager has day-to-day management responsibilities.  Accounts are grouped into the following three categories:  (1) mutual funds; (2) other pooled investment vehicles; and (3) other accounts.  To the extent that any of these accounts pay advisory fees that are based on account performance (“performance-based fees”), information on those accounts is provided separately.

Name of Portfolio Manager	Number of Accounts Managed by Each Portfolio Manager and Total Assets by Category (As of June 30, 2015)
Massachusetts Financial Services Company
Matthew W. Krummell*	Mutual Funds: 10 accounts, $4.455 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 4 accounts, $413.9 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 18 accounts, $3.328 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
James C. Fallon*	Mutual Funds: 2 accounts, $60.2 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 5 accounts, $75.1 million total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 10 accounts, $1.545 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Jonathan W. Sage*	Mutual Funds: 11 accounts, $17.905 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 10 accounts, $3.986 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 19 accounts, $7.476 billion total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
John E. Stocks*	Mutual Funds: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Pooled Investment Vehicles: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
Other Accounts: 0 accounts, $0 total assets (0 accounts, $0 total assets for which the advisory fee is based on performance)
*James C. Fallon, Jonathan W. Sage, and John E. Stocks became portfolio managers of the NVIT Multi-Manager Large Cap Growth Fund effective September 15, 2015. James C. Fallon, Matthew W. Krummell, and John E. Stocks became portfolio managers of the NVIT Multi-Manager Large Cap Value Fund effective September 15, 2015.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE